1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.3%
Capital Markets ― 6.1%
Ameriprise Financial Inc.	18,425	$5,647,262
CME Group Inc.	10,000	1,915,200
S&P Global Inc.	2,700	930,879
Total Capital Markets		8,493,341

Commercial Banks ― 48.0%
Bank of America Corp.	265,000	7,579,000
Banner Corp.	79,000	4,295,230
Coastal Financial Corp./WA*	75,000	2,700,750
Columbia Banking System Inc.	68,600	1,469,412
Comerica Inc.	10,000	434,200
Farmers & Merchants Bank of Long Beach	200	1,210,000
Fifth Third Bancorp	88,400	2,354,976
First Foundation Inc.	75,800	564,710
First Western Financial Inc.*	77,000	1,524,600
Glacier Bancorp Inc.	54,100	2,272,741
HBT Financial Inc.	60,000	1,183,200
Heritage Financial Corp.	103,000	2,204,200
JPMorgan Chase & Co.	59,940	7,810,781
M&T Bank Corp.	12,000	1,434,840
Pacific Premier Bancorp Inc.	96,263	2,312,237
PNC Financial Services Group Inc.	18,000	2,287,800
QCR Holdings Inc.	79,000	3,468,890
SmartFinancial Inc.	61,000	1,411,540
South State Corp.	47,000	3,349,220
Stock Yards Bancorp Inc.	65,000	3,584,100
Truist Financial Corp.	96,905	3,304,461
U.S. Bancorp	120,000	4,326,000
Univest Corp. of Pennsylvania	54,000	1,281,960
Webster Financial Corp.	126,000	4,966,920
Total Commercial Banks		67,331,768

Diversified Financial Services ― 9.1%
Alerus Financial Corp.	65,000	1,043,250
Charles Schwab Corp./The	96,170	5,037,385
Intercontinental Exchange Inc.	33,000	3,441,570
Voya Financial Inc.	45,000	3,215,700
Total Diversified Financial Services		12,737,905

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Security	Shares	Value
Insurance ― 18.0%
American Financial Group Inc.	26,900	$3,268,350
Brown & Brown Inc.	63,000	3,617,460
Chubb Limited	43,000	8,349,740
Hanover Insurance Group Inc.	25,000	3,212,500
Marsh & McLennan Cos. Inc.	27,000	4,496,850
Reinsurance Group of America Inc.	12,000	1,593,120
RenaissanceRe Holdings Ltd	3,730	747,268
Total Insurance		25,285,288

IT Services ― 11.3%
Fidelity National Information Services Inc.	49,600	2,694,768
Fiserv Inc.*	34,000	3,843,020
Global Payments Inc.	24,199	2,546,703
I3 Verticals Inc., Class A*	82,480	2,023,234
Visa Inc., Class A Shares	21,000	4,734,660
Total IT Services		15,842,385

Professional Services ― 1.4%
Verisk Analytics Inc., Class A Shares	10,000	1,918,600
Total Professional Services		1,918,600

Real Estate Investment Trusts (REITs) ― 1.8%
Crown Castle International Corp.	8,000	1,070,720
Prologis Inc.	12,000	1,497,240
Total Real Estate Investment Trusts (REITs)		2,567,960

Thrifts & Mortgage Finance ― 2.6%
Bridgewater Bancshares Inc.*	143,000	1,550,120
WSFS Financial Corp.	56,600	2,128,726
Total Thrifts & Mortgage Finance		3,678,846

Total Common Stocks (Cost ― $83,972,066)		137,856,093

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Security	Shares	Value
Short Term Investment ― 1.8%
Fidelity Investments Money Market - Government Portfolio - Class I - 4.72% (a)	2,463,091	$2,463,091
Total Short Term Investment (Cost ― $2,463,091)		2,463,091

Total Investments ― 100.1% (Cost ― $86,435,157)		140,319,184
Liabilities in Excess of Other Assets ― (0.1)%		(122,564)
Total Net Assets ― 100.0%		$140,196,620

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$137,856,093	$-	$-	$137,856,093
Total long-term investments	137,856,093	-	-	137,856,093
Short-term investments	2,463,091	-	-	2,463,091
Total investments	$140,319,184	$-	$-	$140,319,184

* See Schedule of Investments for additional detailed categorizations.